                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        St. Denis J. Villere & Co.
            ------------------------------------------
Address:     210 Baronne Street, Suite 808
            ------------------------------------------
             New Orleans, LA 70112
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28- 774
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George V. Young
          --------------------------------------------
Title:    Partner
          --------------------------------------------
Phone:    (504) 525-0808
          --------------------------------------------

Signature, Place, and Date of Signing:

  GEORGE V. YOUNG               New Orleans, LA                   5/7/03
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
                                              -----------------------

Form 13F Information Table Entry Total:                    101
                                              -----------------------

Form 13F Information Table Value Total:      $         393,338
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------


          [Repeat as necessary.]

                                                      St. Denis J. Villere Co.
                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2          COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                         VALUE    SHRS OR    SH/   PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
 ISSUER             CLASS             CUSIP        [x 1000]  PRN AMT    PRN   CALL    DISCRETION   MANAGERS    SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
OFFSHORE
 LOGISTICS INC     NOTE 6.000%       676255 AF9     2,346    2,300,000  PRN           OTHER                           2,300,000
                    12/1

STEWART
 ENTERPRISES INC    CL A             860370 10 5    7,005    2,594,378   Sh           OTHER                           2,594,378
SCP POOL CORP       COM              784028 10 2   51,527    1,734,328   Sh           OTHER                           1,734,328
LUMINEX
 CORP DEL           COM              55027E 10 2    7,463    1,598,000   Sh           OTHER                           1,598,000
3D SYS CORP DEL     COM NEW          88554D 20 5    6,026    1,293,081   Sh           OTHER                           1,293,081
HENRY JACK
 & ASSOC INC        COM              426281 10 1   13,268    1,252,860   Sh           OTHER                           1,252,860
KANSAS CITY
 SOUTHERN           COM NEW          485170 30 2   13,664    1,216,720   Sh           OTHER                           1,216,720
O CHARLEYS INC      COM              670823 10 3   22,180    1,157,035   Sh           OTHER                           1,157,035
LABONE INC NEW      COM              50540L 10 5   14,892      773,600   Sh           OTHER                             773,600
GARMIN LTD          ORD              G37260 10 9   22,167      619,200   Sh           OTHER                             619,200
COOPER COS INC      COM NEW          216648 40 2   17,857      597,210   Sh           OTHER                             597,210
GULF ISLAND
 FABRICATION INC    COM              402307 10 2    9,775      559,237   Sh           OTHER                             559,237
EPIQ SYS INC        COM              26882D 10 9    9,869      514,000   Sh           OTHER                             514,000
INSITUFORM
 TECHNOLOGIES
  INC               CL A             457667 10 3    6,738      501,000   Sh           OTHER                             501,000
ADVANCEPCS          COM              00790K 10 9   12,866      454,000   Sh           OTHER                             454,000
STONE ENERGY
 CORP               COM              861642 10 6   15,133      450,650   Sh           OTHER                             450,650
PETROLEUM
 HELICOPTERS
  INC               COM NON VTG      716604 20 2   11,849      440,150   Sh           OTHER                             440,150
CERNER CORP         COM              156782 10 4   13,922      429,950   Sh           OTHER                             429,950
FIRST ST
 BANCORPORATION     COM              336453 10 5    7,582      354,450   Sh           OTHER                             354,450
PFIZER INC          COM              717081 10 3    9,176      294,483   Sh           OTHER                             294,483
SOUTHWEST
 BANCORP INC
  OKLA              COM              844767 10 3    6,523      286,100   Sh           OTHER                             286,100
LEGGETT & PLATT
 INC                COM              524660 10 7    4,471      244,606   Sh           OTHER                             244,606
WELLS FARGO
 & CO NEW           COM              949746 10 1   10,969      243,810   Sh           OTHER                             243,810
RIVIANA FOODS
 INC                COM              769536 10 3    4,865      208,603   Sh           OTHER                             208,603
OFFSHORE
 LOGISTICS INC      COM              676255 10 2    3,705      205,250   Sh           OTHER                             205,250
IRWIN FINL CORP     COM              464119 10 6    3,619      185,700   Sh           OTHER                             185,700
AMERICAN ITALIAN
 PASTA CO           CL A             027070 10 1    7,340      169,700   Sh           OTHER                             169,700
OREILLY
 AUTOMOTIVE INC     COM              686091 10 9    4,508      166,350   Sh           OTHER                             166,350
NIC INC             COM              62914B 10 0      280      160,200   Sh           OTHER                             160,200
OPTIMAL ROBOTICS
 CORP               CL A NEW         68388R 20 8      871      151,179   Sh           OTHER                             151,179
PETROLEUM
 HELICOPTERS INC    COM VTG          716604 10 3    3,891      147,100   Sh           OTHER                             147,100
TIDEWATER INC       COM              886423 10 2    4,082      142,121   Sh           OTHER                             142,121
US BANCORP DEL      COM NEW          902973 30 4    2,618      137,952   Sh           OTHER                             137,952
CABOT CORP          COM              127055 10 1    3,204      134,300   Sh           OTHER                             134,300
WHITNEY HLDG CORP   COM              966612 10 3    4,237      124,185   Sh           OTHER                             124,185
EXXON MOBIL CORP    COM              30231G 10 2    4,026      115,204   Sh           OTHER                             115,204
AMSOUTH
 BANCORPORATION     COM              032165 10 2    1,954       98,307   Sh           OTHER                              98,307
BANK ONE CORP       COM              06423A 10 3    3,113       89,914   Sh           OTHER                              89,914
REMINGTON OIL
 & GAS CORP         COM              759594 30 2    1,322       77,600   Sh           OTHER                              77,600
GENERAL ELEC CO     COM              369604 10 3    1,901       74,568   Sh           OTHER                              74,568
PANAMERICAN
 BEVERAGES INC      CL A             P74823 10 8    1,552       71,600   Sh           OTHER                              71,600

                                                      St. Denis J. Villere Co.
                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2          COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                         VALUE    SHRS OR    SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS             CUSIP        [x$1000]  PRN AMT    PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ST PAUL COS INC      COM            792860 10 8     2,245    70,605     Sh            OTHER                             70,605
KEYCORP NEW          COM            493267 10 8     1,550    68,685     Sh            OTHER                             68,685
CISCO SYS INC        COM            17275R 10 2       814    62,676     Sh            OTHER                             62,676
BRISTOL MYERS
 SQUIBB CO           COM            110122 10 8     1,210    57,246     Sh            OTHER                             57,246
ROWAN COS INC        COM            779382 10 0     1,083    55,100     Sh            OTHER                             55,100
JANUS CAP GROUP
 INC                 COM            47102X 10 5       586    51,452     Sh            OTHER                             51,452
BANK OF THE
 OZARKS INC          COM            063904 10 6     1,400    50,252     Sh            OTHER                             50,252
DISNEY WALT CO       COM DISNEY     254687 10 6       823    48,350     Sh            OTHER                             48,350
BLOCK H & R INC      COM            093671 10 5     1,932    45,250     Sh            OTHER                             45,250
UNIFAB
 INTERNATIONAL
  INC                COM            90467L 10 0        11    42,000     Sh            OTHER                             42,000
SHAW GROUP INC       COM            820280 10 5       418    41,600     Sh            OTHER                             41,600
HANCOCK HLDG CO      PFD CONV A 8%  410120 20 8     1,224    39,495     Sh            OTHER                             39,495
MERCK & CO INC       COM            589331 10 7     2,142    39,100     Sh            OTHER                             39,100
CITIGROUP INC        COM            172967 10 1     1,220    35,425     Sh            OTHER                             35,425
PEOPLES FINL
 CORP MISS           COM            71103B 10 2       496    35,200     Sh            OTHER                             35,200
AMERICAN INTL
 GROUP INC           COM            026874 10 7     1,718    34,746     Sh            OTHER                             34,746
NEWPARK RES INC      COM PAR        651718 50 4       148    32,700     Sh            OTHER                             32,700
                      $0.01 NEW
MONARCH CASINO
 & RESORT INC        COM            609027 10 7       288    31,600     Sh            OTHER                             31,600
BANK OF AMERICA
 CORPORATION         COM            060505 10 4     2,051    30,680     Sh            OTHER                             30,680
SCHERING PLOUGH
 CORP                COM            806605 10 1       546    30,600     Sh            OTHER                             30,600
GENESCO INC          COM            371532 10 2       427    30,000     Sh            OTHER                             30,000
SCHLUMBERGER LTD     COM            806857 10 8     1,134    29,834     Sh            OTHER                             29,834
STERLING
 BANCSHARES INC      COM            858907 10 8       341    28,650     Sh            OTHER                             28,650
UNION PLANTERS
 CORP                COM            908068 10 9       752    28,597     Sh            OTHER                             28,597
AOL TIME WARNER
 INC                 COM            00184A 10 5       302    27,790     Sh            OTHER                             27,790
QUINTILES
 TRANSNATIONAL
  CORP               COM            748767 10 0       337    27,688     Sh            OTHER                             27,688
VIACOM INC           CL B           925524 30 8       988    27,053     Sh            OTHER                             27,053
MCDONALDS CORP       COM            580135 10 1       390    27,000     Sh            OTHER                             27,000
HIBERNIA CORP        CL A           428656 10 2       412    24,264     Sh            OTHER                             24,264
PRIDE INTL INC
 DEL                 COM            74153Q 10 2       310    23,000     Sh            OTHER                             23,000
HANCOCK HLDG CO      COM            410120 10 9       915    21,266     Sh            OTHER                             21,266
SCOTTS CO            CL A           810186 10 6     1,083    20,900     Sh            OTHER                             20,900
COLGATE
 PALMOLIVE CO        COM            194162 10 3     1,112    20,435     Sh            OTHER                             20,435
KIRKLANDS INC        COM            497498 10 5       238    19,000     Sh            OTHER                             19,000
BELLSOUTH CORP       COM            079860 10 2       370    17,092     Sh            OTHER                             17,092
RENTECH INC          COM            760112 10 2         8    15,000     Sh            OTHER                             15,000
BP PLC               SPONSORED ADR  055622 10 4       558    14,452     Sh            OTHER                             14,452
SNB BANCSHARES
 INC                 COM            784605 10 7       400    14,000     Sh            OTHER                             14,000
ALLSTATE CORP        COM            020002 10 1       436    13,132     Sh            OTHER                             13,132
WAYPOINT FINL
 CORP                COM            946756 10 3       224    13,000     Sh            OTHER                             13,000
DILLARDS INC         CL A           254067 10 1       163    12,624     Sh            OTHER                             12,624
WAL MART STORES
 INC                 COM            931142 10 3       652    12,540     Sh            OTHER                             12,540
LINCARE HLDGS
 INC                 COM            532791 10 0       354    11,548     Sh            OTHER                             11,548
TJX COS INC NEW      COM            872540 10 9       191    10,850     Sh            OTHER                             10,850
MORGAN STANLEY       COM NEW        617446 44 8       415    10,822     Sh            OTHER                             10,822
WACHOVIA CORP
 2ND NEW             COM            929903 10 2       358    10,520     Sh            OTHER                             10,520

                                                      St. Denis J. Villere Co.
                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2          COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                         VALUE    SHRS OR    SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS             CUSIP        [x$1000]  PRN AMT    PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC       COM            437076 10 2      252     10,350      Sh           OTHER                             10,350
INTEL CORP           COM            458140 10 0      166     10,208      Sh           OTHER                             10,208
GRAINGER W W
 INC                 COM            384802 10 4      429     10,000      Sh           OTHER                             10,000
MICROSOFT CORP       COM            594918 10 4      238      9,840      Sh           OTHER                              9,840
DEVELOPERS
 DIVERSIFIED RLTY    COM            251591 10 3      222      9,200      Sh           OTHER                              9,200
SEARS ROEBUCK & CO   COM            812387 10 8      222      9,174      Sh           OTHER                              9,174
JOHNSON & JOHNSON    COM            478160 10 4      526      9,090      Sh           OTHER                              9,090
WYETH                COM            983024 10 0      317      8,380      Sh           OTHER                              8,380
PEPSICO INC          COM            713448 10 8      325      8,135      Sh           OTHER                              8,135
VERIZON
 COMMUNICATIONS      COM            92343V 10 4      264      7,472      Sh           OTHER                              7,472
CHEVRONTEXACO CORP   COM            166764 10 0      460      7,110      Sh           OTHER                              7,110
FIRST DATA CORP      COM            319963 10 4      216      5,828      Sh           OTHER                              5,828
ANADARKO PETE CORP   COM            032511 10 7      250      5,504      Sh           OTHER                              5,504
FEDERAL NATL MTG
 ASSN                COM            313586 10 9      320      4,900      Sh           OTHER                              4,900

                                                 393,338